                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         MORNINGSTAR INVESTMENT SERVICES, INC.
                 -------------------------------------
   Address:      22 WEST WASHINGTON STREET
                 -------------------------------------
                 CHICAGO, IL 60602
                 -------------------------------------

Form 13F File Number: 28-13657
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    ANGELA HERMAN
         -------------------------------
Title:   COMPLIANCE SPECIALIST
         -------------------------------
Phone:   (312) 696-6311
         -------------------------------

Signature, Place, and Date of Signing:

        /S/ ANGELA HERMAN                CHICAGO, IL      NOVEMBER 5, 2012
   -------------------------------    -----------------   ----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total: 190
                                        --------------------

Form 13F Information Table Value Total: $654,417
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                      Value    Share    Share/   Put/   Investment    Other      Voting Authority
Name of Issuer            Title of Class     CUSIP   (x$1000)  Amount Principal  Call   Discretion  Managers   Sole   Shared  None
ABB LTD                    SPONSORED ADR   000375204    1,058  55,409    SH                Sole                55409
AMN HEALTHCARE SERVICES
 INC                            COM        001744101      283  27,708    SH                Sole                27708
AT&T INC                        COM        00206R102    3,405  90,059    SH                Sole                90059
ATMI INC                        COM        00207R101      451  24,261    SH                Sole                24261
Abbott Labs                     COM        002824100   18,919 276,035    SH                Sole                276035
ACTIVISION BLIZZARD INC         COM        00507V109      112  10,056    SH                Sole                10056
ACTUANT CORP                  CL A NEW     00508X203      416  14,528    SH                Sole                14528
ALLSTATE CORP                   COM        020002101      775  19,335    SH                Sole                19335
Altria Group Inc.               COM        02209S103    3,522 104,416    SH                Sole                104416
AMERICAN ELEC PWR INC           COM        025537101    6,406 145,027    SH                Sole                145027
American Express Co             COM        025816109    1,017  17,783    SH                Sole                17783
AmeriGas Partners L P       UNIT LP INT    030975106    3,496  79,910    SH                Sole                79910
Amgen Inc                       COM        031162100      361   4,178    SH                Sole                 4178
Apollo Group Inc                CL A       037604105      220   7,567    SH                Sole                 7567
APPLE INC                       COM        037833100      423     640    SH                Sole                 640
Applied Matls Inc               COM        038222105    4,051 362,673    SH                Sole                362673
Autodesk Inc.                   COM        052769106      735  21,998    SH                Sole                21998
Automatic Data Processing
 In                             COM        053015103    1,468  25,094    SH                Sole                25094
Avon Prod Inc                   COM        054303102      638  40,072    SH                Sole                40072
BB&T Corp                       COM        054937107    7,907 239,613    SH                Sole                239613
Bank of New York Mellon
 Corp                           COM        064058100    2,101  91,528    SH                Sole                91528
Baxter Intl Inc                 COM        071813109      617  10,208    SH                Sole                10208
BECTON DICKINSON & CO           COM        075887109      206   2,596    SH                Sole                 2596
Berkshire Hathaway Inc
 DEL                            CL B       084670702    3,313  37,297    SH                Sole                37297
Blackrock Inc                   COM        09247X101      992   5,600    SH                Sole                 5600
C H ROBINSON WORLDWIDE
 INC                          COM NEW      12541W209      751  12,815    SH                Sole                12815
CME GROUP INC                   COM        12572Q105      829  14,510    SH                Sole                14510
CVS Caremark Corporation        COM        126650100      474   9,774    SH                Sole                 9774
CANADIAN NAT RES LTD            COM        136385101      533  16,823    SH                Sole                16823
Capital One Finl Corp           COM        14040H105      534   9,158    SH                Sole                 9158
CarMax Inc                      COM        143130102      514  17,921    SH                Sole                17921
CATERPILLAR INC DEL             COM        149123101      730   8,544    SH                Sole                 8544
CEMEX SAB DE CV             SPON ADR NEW   151290889      389  45,500    SH                Sole                45500
CHARLES RIV LABS INTL INC       COM        159864107    1,379  34,431    SH                Sole                34431
CHEVRON CORP NEW                COM        166764100    6,305  53,453    SH                Sole                53453
Cisco Sys Inc                   COM        17275R102    2,952 156,415    SH                Sole                156415
Clorox Co DEL                   COM        189054109    4,874  67,330    SH                Sole                67330
CLOUD PEAK ENERGY INC           COM        18911Q102      656  35,416    SH                Sole                35416
Compass Minerals Intl Inc       COM        20451N101    4,138  54,799    SH                Sole                54799
CONOCOPHILLIPS                  COM        20825C104      479   8,351    SH                Sole                 8351
CORNING INC                     COM        219350105      415  31,338    SH                Sole                31338
CORPORATE OFFICE PPTYS TR    SH BEN INT    22002T108      961  39,727    SH                Sole                39727
CREDIT SUISSE GROUP        SPONSORED ADR   225401108      453  20,575    SH                Sole                20575

DARDEN RESTAURANTS INC          COM        237194105      243   4,376    SH                Sole                 4376
Diageo PLC                  SPON ADR NEW   25243Q205    3,216  28,301    SH                Sole                28301
Disney Walt Co               COM DISNEY    254687106      308   5,957    SH                Sole                 5957
Discover Finl Svcs              COM        254709108    2,409  61,000    SH                Sole                61000
DOVER CORP                      COM        260003108      405   6,931    SH                Sole                 6931
DUKE ENERGY CORP NEW            COM        26441C204      402   6,203    SH                Sole                 6203
eBay Inc                        COM        278642103    1,608  33,223    SH                Sole                33223
ENERGY TRANSFER EQUITY
 L P                       COM UT LTD PTN  29273V100    2,390  52,749    SH                Sole                52749
ENTERGY CORP NEW                COM        29364G103    7,687 110,759    SH                Sole                110759
Exelon Corp                     COM        30161N101    9,100 256,133    SH                Sole                256133
EXPEDITORS INTL WASH INC        COM        302130109      909  25,839    SH                Sole                25839
Express Scripts                 COM        30219G108    1,319  20,676    SH                Sole                20676
Exxon Mobil Corp                COM        30231G102    5,564  60,667    SH                Sole                60667
First Amern Finl Corp           COM        31847R102    1,792  80,380    SH                Sole                80380
FIRSTMERIT CORP                 COM        337915102    1,019  68,717    SH                Sole                68717
Firstenergy Corp                COM        337932107      546  12,317    SH                Sole                12317
FORD MTR CO DEL            COM PAR $0.01   345370860      109  11,093    SH                Sole                11093
France Telecom             Sponsored ADR   35177Q105    2,510 205,099    SH                Sole                205099
FRONTIER COMMUNICATIONS
 CORP                           COM        35906A108      154  32,589    SH                Sole                32589
General Dynamics Corp           COM        369550108    1,025  15,236    SH                Sole                15236
General Electric Co             COM        369604103   11,285 495,189    SH                Sole                495189
GENERAL MLS INC                 COM        370334104    7,067 176,152    SH                Sole                176152
GENERAL MTRS CO                 COM        37045V100      397  16,756    SH                Sole                16756
GENON ENERGY INC                COM        37244E107       49  18,720    SH                Sole                18720
Genuine Parts Co                COM        372460105    1,348  22,101    SH                Sole                22101
GOOGLE INC                      CL A       38259P508    2,931   3,872    SH                Sole                 3872
HSBC HLDGS PLC              SPON ADR NEW   404280406      789  16,794    SH                Sole                16794
HALLIBURTON CO                  COM        406216101      508  14,900    SH                Sole                14900
Health Care REIT Inc            COM        42217K106    5,130  87,520    SH                Sole                87520
Hewlett Packard Co              COM        428236103    1,452  84,762    SH                Sole                84762
Intel Corp                      COM        458140100      330  14,463    SH                Sole                14463
International Game
 Technolog                      COM        459902102      279  21,088    SH                Sole                21088
International Speedway
 Corp                           CL A       460335201    1,040  36,682    SH                Sole                36682
ISHARES INC                 MSCI JAPAN     464286848      450  49,418    SH                Sole                49418
iShares TR                 IBOXX INV CPBD  464287242   16,513 135,627    SH                Sole                135627
ISHARES TR                 MSCI ACJPN IDX  464288182      240   4,219    SH                Sole                 4219
ISHARES TR                 HIGH YLD CORP   464288513   13,218 143,844    SH                Sole                143844
ISHARES TR                BARCLYS 1-3YR CR 464288646   15,828 150,224    SH                Sole                150224
JPMorgan Chase & Co.            COM        46625H100    1,146  28,000    SH                Sole                28000
Johnson & Johnson               COM        478160104    9,406 136,398    SH                Sole                136398
JOHNSON CTLS INC                COM        478366107      636  23,086    SH                Sole                23086
JUNIPER NETWORKS INC            COM        48203R104      350  20,923    SH                Sole                20923
KLA-Tencor Corp                 COM        482480100      934  19,647    SH                Sole                19647
Kinder Morgan Energy
 Partner                   UT LTD PARTNER  494550106    3,425  40,570    SH                Sole                40570
Kinder Morgan Management
 LLC                            SHS        49455U100    1,125  14,626    SH                Sole                14626
KINDER MORGAN INC DEL           COM        49456B101    5,943 167,401    SH                Sole                167401
KOHLS CORP                      COM        500255104    3,206  62,928    SH                Sole                62928
Lowes Cos Inc                   COM        548661107    4,480 147,899    SH                Sole                147899
Magellan Midstream Prtnrs
 LP                        COM UNIT RP LP  559080106    7,095  80,600    SH                Sole                80600

MARTIN MARIETTA MATLS INC       COM        573284106      700   8,389    SH                Sole                 8389
MasterCard Inc                  CL A       57636Q104      795   1,737    SH                Sole                 1737
MAXIM INTEGRATED PRODS
 INC                            COM        57772K101      964  35,432    SH                Sole                35432
Medtronic Inc                   COM        585055106      931  21,293    SH                Sole                21293
Merck & Co Inc New              COM        58933Y105    1,013  22,283    SH                Sole                22283
Microsoft Corp                  COM        594918104    1,924  64,875    SH                Sole                64875
Molson Coors Brewing Co         CL B       60871R209    2,691  62,179    SH                Sole                62179
NTT DOCOMO INC               SPONS ADR     62942M201    2,624 163,161    SH                Sole                163161
NYSE EURONEXT                   COM        629491101      712  28,920    SH                Sole                28920
NATIONAL CINEMEDIA INC          COM        635309107      252  15,531    SH                Sole                15531
National Grid PLC           SPON ADR NEW   636274300    6,206 110,376    SH                Sole                110376
NATIONAL OILWELL VARCO
 INC                            COM        637071101    1,570  19,447    SH                Sole                19447
Navigant Consulting Inc         COM        63935N107    1,260 114,509    SH                Sole                114509
NORTHERN TR CORP                COM        665859104      708  14,998    SH                Sole                14998
Novartis A G               SPONSORED ADR   66987V109    4,780  76,860    SH                Sole                76860
NUCOR CORP                      COM        670346105    1,193  31,553    SH                Sole                31553
Nustar Energy LP              UNIT COM     67058H102    1,216  23,837    SH                Sole                23837
OLD REP INTL CORP               COM        680223104    1,525 161,066    SH                Sole                161066
ORACLE CORP                     COM        68389X105    2,995  94,626    SH                Sole                94626
PPL CORP                        COM        69351T106      226   7,806    SH                Sole                 7806
Paychex Inc                     COM        704326107    6,787 205,607    SH                Sole                205607
PEOPLES UNITED FINANCIAL
 INC                            COM        712704105    4,206 347,015    SH                Sole                347015
Pepsico Inc                     COM        713448108    2,122  30,046    SH                Sole                30046
Pfizer Inc                      COM        717081103    3,389 134,925    SH                Sole                134925
Philip Morris Intl Inc          COM        718172109    7,661  83,410    SH                Sole                83410
PIMCO ETF TR               1-5 US TIP IDX  72201R205    6,869 127,186    SH                Sole                127186
PIMCO ETF TR               ENHAN SHRT MAT  72201R833      530   5,224    SH                Sole                 5224
POTASH CORP SASK INC            COM        73755L107      623  14,605    SH                Sole                14605
Procter & Gamble Co             COM        742718109    6,293  91,476    SH                Sole                91476
PUBLIC SVC ENTERPRISE
 GROUP                          COM        744573106    3,666 114,768    SH                Sole                114768
Range Res Corp                  COM        75281A109    1,275  18,217    SH                Sole                18217
Realty Income Corp              COM        756109104    5,774 140,517    SH                Sole                140517
REPUBLIC SVCS INC               COM        760759100      507  18,519    SH                Sole                18519
ROGERS COMMUNICATIONS INC       CL B       775109200      718  17,712    SH                Sole                17712
ROYAL DUTCH SHELL PLC        SPON ADR B    780259107    6,506  90,544    SH                Sole                90544
SPDR INDEX SHS FDS        DJ GLB RL ES ETF 78463X749    5,637 138,736    SH                Sole                138736
St Joe Co                       COM        790148100    3,662 189,230    SH                Sole                189230
ST JUDE MED INC                 COM        790849103      769  18,082    SH                Sole                18082
SANOFI                     SPONSORED ADR   80105N105      537  12,191    SH                Sole                12191
SCHWAB CHARLES CORP NEW         COM        808513105    1,193  92,500    SH                Sole                92500
SEALED AIR CORP NEW             COM        81211K100      381  24,849    SH                Sole                24849
Select Sector SPDR TR      SBI HEALTHCARE  81369Y209   22,575 556,868    SH                Sole                556868
SIEMENS A G                SPONSORED ADR   826197501      665   6,551    SH                Sole                 6551
Spectra Energy Corp             COM        847560109    6,571 221,634    SH                Sole                221634
STAPLES INC                     COM        855030102    2,477 216,289    SH                Sole                216289
STRAYER ED INC                  COM        863236105      662   9,986    SH                Sole                 9986
Stryker Corp                    COM        863667101      532   9,732    SH                Sole                 9732
SUNCOR ENERGY INC NEW           COM        867224107      894  26,723    SH                Sole                26723
Sysco Corp                      COM        871829107    6,998 220,407    SH                Sole                220407

TALISMAN ENERGY INC             COM        87425E103      209  15,500    SH                Sole                15500
TARGET CORP                     COM        87612E106      313   4,966    SH                Sole                 4966
THOMSON REUTERS CORP            COM        884903105    1,206  41,743    SH                Sole                41743
3M Co                           COM        88579Y101    2,281  24,380    SH                Sole                24380
TOTAL S A                  SPONSORED ADR   89151E109      714  14,112    SH                Sole                14112
TransCanada Corp                COM        89353D107    4,172  91,080    SH                Sole                91080
US Bancorp Del                COM NEW      902973304    5,663 166,169    SH                Sole                166169
Ultra Petroleum Corp            COM        903914109    2,448 107,103    SH                Sole                107103
United Parcel Service Inc       CL B       911312106    4,369  60,664    SH                Sole                60664
UNITED TECHNOLOGIES CORP        COM        913017109      262   3,338    SH                Sole                 3338
VCA ANTECH INC                  COM        918194101      574  28,705    SH                Sole                28705
Vanguard Specialized
 Portfol                    DIV APP ETF    921908844    7,610 127,051    SH                Sole                127051
VANGUARD WORLD FD          MEGA CAP INDEX  921910873   13,711 275,922    SH                Sole                275922
VANGUARD BD INDEX FD INC   TOTAL BND MRKT  921937835   40,748 479,167    SH                Sole                479167
VANGUARD INTL EQUITY
 INDEX F                   TT WRLD ST ETF  922042742      733  15,125    SH                Sole                15125
Vanguard Intl Equity
 Index F                    EMR MKT ETF    922042858    7,226 171,508    SH                Sole                171508
VANGUARD TAX-MANAGED
 INTL FD                   MSCI EAFE ETF   921943858   28,723 863,593    SH                Sole                863593
VANGUARD INTL EQUITY
 INDEX F                   ALLWRLD EX US   922042775      647  14,904    SH                Sole                14904
VANGUARD INTL EQUITY
 INDEX F                    MSCI PAC ETF   922042866      229   4,550    SH                Sole                 4550
VANGUARD INTL EQUITY
 INDEX F                  MSCI EUROPE ETF  922042874      335   7,271    SH                Sole                 7271
VANGUARD WORLD FDS         FINANCIALS ETF  92204A405      412  12,510    SH                Sole                12510
VANGUARD WORLD FDS         HEALTH CAR ETF  92204A504      350   4,732    SH                Sole                 4732
VANGUARD INDEX FDS         MCAP GR IDXVIP  922908538      470   6,933    SH                Sole                 6933
VANGUARD INDEX FDS            REIT ETF     922908553      630   9,701    SH                Sole                 9701
VANGUARD INDEX FDS           GROWTH ETF    922908736      991  13,661    SH                Sole                13661
VANGUARD INDEX FDS           VALUE ETF     922908744      325   5,514    SH                Sole                 5514
Vanguard Index Fds          SMALL CP ETF   922908751    7,214  89,759    SH                Sole                89759
Vanguard Index Fds          STK MRK ETF    922908769   73,475 994,379    SH                Sole                994379
VERIZON COMMUNICATIONS
 INC                            COM        92343V104      243   5,289    SH                Sole                 5289
VODAFONE GROUP PLC NEW     SPONS ADR NEW   92857W209    4,561 160,582    SH                Sole                160582
Vulcan Matls Co                 COM        929160109    2,127  44,500    SH                Sole                44500
WMS INDS INC                    COM        929297109      179  10,761    SH                Sole                10761
Wal Mart Stores Inc             COM        931142103      987  13,386    SH                Sole                13386
Waste Mgmt Inc Del              COM        94106L109    1,955  61,726    SH                Sole                61726
WEIGHT WATCHERS INTL INC
 NEW                            COM        948626106      830  15,848    SH                Sole                15848
WellPoint Inc                   COM        94973V107    1,082  17,899    SH                Sole                17899
Wells Fargo Co NEW              COM        949746101    7,221 207,394    SH                Sole                207394
Westar Energy Inc               COM        95709T100    2,718  91,896    SH                Sole                91896
Western Un Co                   COM        959802109    3,473 190,616    SH                Sole                190616
WESTPAC BKG CORP           SPONSORED ADR   961214301    1,682  12,995    SH                Sole                12995
WINNEBAGO INDS INC              COM        974637100      155  12,582    SH                Sole                12582
WISDOMTREE TRUST              DEFA FD      97717W703      632  14,374    SH                Sole                14374
WISDOMTREE TRUST           JP SMALLCP DIV  97717W836   11,619 276,808    SH                Sole                276808
WISDOMTREE TR              EM LCL DEBT FD  97717X867   11,625 221,894    SH                Sole                221894
Zimmer Hldgs Inc                COM        98956P102      756  11,236    SH                Sole                11236
COVIDIEN PLC                    SHS        G2554F113      550   9,254    SH                Sole                 9254
LAZARD LTD                     SHS A       G54050102      501  16,788    SH                Sole                16788
UTI WORLDWIDE INC               ORD        G87210103      775  56,988    SH                Sole                56988
TRANSOCEAN LTD                REG SHS      H8817H100      369   8,017    SH                Sole                 8017